Schedule of other current assets (Details)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 24,184	$ 30,804	$ 48,108
Prepayments	3,898,541	4,965,662	44,042
Other current assets	48,138	61,314	48,250
Total other current assets	$ 3,970,863	$ 5,057,780	$ 140,400